Inventory	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Inventory [Abstract]
INVENTORY

NOTE 4 - INVENTORY

At June 30, 2023 and September 30, 2022, inventory consisted of finished goods and was valued at $55,123 and $92,917, respectively. No inventory reserve was deemed necessary at June 30, 2023 or September 30, 2022.

NOTE 4 - INVENTORY

At September 30, 2022 and 2021, inventory consists of finished goods and was valued at $92,917 and $61,837, respectively. No inventory reserve was deemed necessary at September 30, 2022 or 2021.